Segment Information - Disclosure Of Detailed Information About Capital Expenditure Based On Operating Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Capital expenditures	$ 596,378	$ 642,177
Mesquite
Disclosure of operating segments [line items]
Capital expenditures	16,194	42,449
Castle Mountain
Disclosure of operating segments [line items]
Capital expenditures	11,337	16,709
Los Filos
Disclosure of operating segments [line items]
Capital expenditures	37,483	66,341
Mercedes
Disclosure of operating segments [line items]
Capital expenditures	0	7,232
Aurizona
Disclosure of operating segments [line items]
Capital expenditures	46,353	48,275
Fazenda
Disclosure of operating segments [line items]
Capital expenditures	21,653	16,952
RDM
Disclosure of operating segments [line items]
Capital expenditures	29,107	28,938
Santa Luz
Disclosure of operating segments [line items]
Capital expenditures	7,596	53,198
Greenstone Gold Mines LP
Disclosure of operating segments [line items]
Capital expenditures	425,656	350,844
Corporate
Disclosure of operating segments [line items]
Capital expenditures	$ 999	$ 11,239